GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

NOTE 14:- GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following table presents total revenues for the years ended December 31, 2017, 2016 and 2015, and property and equipment, net as of December 31, 2017 and 2016, by geographic area:

1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2017	2016	2015
Americas, principally U.S.	$871,297	$847,458	$791,568
Europe	674,987	627,524	595,850
Asia-Pacific, Middle-East and Africa	308,374	266,319	242,420

	$1,854,658	$1,741,301	$1,629,838

2.	Property and equipment, net:

	December 31,
	2017	2016
Israel	$71,655	$56,682
U.S.	2,782	2,952
Rest of the world	3,330	2,225

	$77,767	$61,859

b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2017, 2016 and 2015 by product lines:

	Year ended December 31,
	2017	2016	2015
Product and licenses:
Network security Gateways	$506,057	$516,254	$485,778
Other *)	52,969	56,710	70,014

	559,026	572,964	555,792
Security subscriptions	480,352	389,885	318,624
Software updates and maintenance	815,280	778,452	755,422

Total revenues	$1,854,658	$1,741,301	$1,629,838

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.
c.	Financial income, net:

	Year ended December 31,
	2017	2016	2015
Financial income:
Interest income	$74,900	$69,425	$67,581
Realized gain on sale of marketable securities, net	—	2,993	16

	74,900	72,418	67,597

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	20,012	23,388	29,622
Realized loss on sale of marketable securities, net	176	—	—
Foreign currency re-measurement loss	5,555	2,658	485
Others	2,128	1,970	3,417

	27,871	28,016	33,524

	$47,029	$44,402	$34,073